UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 10/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2017 - 06/30/2018
Morgan Stanley Global Fixed Income Opportunities Fund

============= Morgan Stanley Global Fixed Income Opportunities Fund ============

GRIFONAS FINANCIAL NO.1 PLC

Ticker:                                       Security ID:  G4180AAA2
Meeting Date:  MAY 14, 2018                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.